Accounting Principles - Fair value measurement (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Principles
Financial assets	€ 120,417,000	€ 39,545,000	€ 59,612,000
Financial liabilities	20,177,000	9,594,000	10,575,000
Long term deposit accounts
Accounting Principles
Financial assets	1,698,000	792,000
Financial assets at fair value through profit or loss
Accounting Principles
Financial assets	1,791,000
At fair value
Accounting Principles
Financial assets		0	0
Financial liabilities		€ 0	€ 0
Level 2 | At fair value
Accounting Principles
Financial assets	1,791,000
Level 2 | At fair value | Financial assets at fair value through profit or loss | Foreign currency forwards
Accounting Principles
Financial assets	€ 1,791,000